Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Equity Method Investments Table

As at	December 31, 2024	December 31, 2023
Interest in joint venture	413,124	538,331

Disclosure of joint ventures

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2022	519,255
Capital contributions	25,089
Share of net earnings	6,758
Share of other comprehensive loss	(12,771)
Balance at December 31, 2023	538,331
Capital refunds	(168)
Share of net loss	(65,459)
Share of other comprehensive income (taxes at 23%)	40,893
Distributions	(100,473)
Balance at December 31, 2024	413,124

Summary of Financial Information of SunStream

The following table summarizes the financial information of SunStream:

As at	December 31, 2024	December 31, 2023
Current assets (including cash and cash equivalents - 2024: $0.9 million, 2023: $0.3 million)	1,943	2,675
Non-current assets	408,233	532,740
Current liabilities	(762)	(1,096)
Net assets (liabilities) (100%)	409,414	534,319

Year ended December 31	2024	2023
Revenue (loss)	(61,916)	14,098
Profit (loss) from operations	(64,669)	7,348
Other comprehensive income (loss)	40,893	(12,771)
Total comprehensive income (loss)	(23,747)	(5,177)